November 1, 1999



Securities and Exchange Commission
450 Fifth St. N.W., Mail Stop 5-6
ATTN: Zandra Y. Bailes, Document Control - EDGAR
Washington, D.C.  20549-1004

Re:    AXP Variable Portfolio - Managed Series, Inc.
       (Formerly known as IDS Life Managed Fund, Inc.)
          AXP Variable Portfolio - Diversified Equity Income Fund
          AXP Variable Portfolio - Managed Fund
       Post-Effective Amendment No. 27
       File No. 2-96367/811-4252

Dear Ms. Bailes:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP VARIABLE PORTFOLIO - MANAGED SERIES, INC.
    AXP Variable Portfolio - Diversified Equity Income Fund
    AXP Variable Portfolio - Managed Fund





/s/ Leslie L. Ogg
    Leslie L. Ogg
    Vice President

LLO/CLGE/jj